Related Party Transactions - Transactions with Related Parties (Details) $ in Thousands		12 Months Ended
	Jan. 09, 2021 t $ / t	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)
Purchase agreement [Abstract]
Annual supply percentage	0.50
Quantity of product supplied | t	113,000
Concentration of lithium oxide	0.06
Spodumene concentrate minimum price per tonne | $ / t	500
Spodumene concentrate maximum price per tonne | $ / t	900
Associate [Member]
Transactions with Related Parties [Abstract]
Sales of goods and services		$ 0	$ 0
Purchases of goods and services		(329)	0
Net increase (decrease) in other amounts owing with related parties		0	127
Proceeds from related parties (excluding sales of goods and services)		0	0
Outstanding Balances with Related Parties [Abstract]
Sales of goods and services		0	0
Purchases of goods and services		(81)	0
Net increase (decrease) in other amounts owing with related parties		0	(44)
Joint Venture [Member]
Transactions with Related Parties [Abstract]
Sales of goods and services		150,278	90,743
Purchases of goods and services		0	0
Net increase (decrease) in other amounts owing with related parties		0	0
Proceeds from related parties (excluding sales of goods and services)		10,374	24,420
Outstanding Balances with Related Parties [Abstract]
Sales of goods and services		13,984	6,100
Purchases of goods and services		(670)	0
Net increase (decrease) in other amounts owing with related parties		$ 0	$ (658)